Securities (Summary of Debt Securities by Risk Rating) (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of Financial Assets [Abstract]
Debt securities backed by government guaranteed loans	$ 142	$ 104